Goodwill and Intangibles - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance at beginning of period	$ 258,619	$ 258,619
Goodwill arising from the SV Consolidation	17,084	0
Balance at the end of period	$ 275,703	$ 258,619